Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of cash

	June 30, 2021	December 31, 2020

GBP	£14,297	£49,127
USD	$286,988	$1,879,166